Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2020	Mar. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	25,900,000	25,000,000
Ordinary shares, shares outstanding	25,900,000	25,000,000
Preferred stock, par value	$ 0.0005	$ 0.0005
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0